Long-Term Debt (Details) - Schedule of long-term debt - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long Term Debt [Abstract]
Term Loan	$ 1,673	$ 2,136
Less current portion	(269)	(293)
Long-term debt less current portion	$ 1,404	$ 1,843